Segment information - Summary of Net Sales by Customer by Segment (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	R$ 40,418,596	R$ 43,950,742	R$ 39,468,497
Operating segments [member]
Disclosure of operating segments [line items]
Revenue	269,231,207	295,210,951	261,223,087
Operating segments [member] | Raízen
Disclosure of operating segments [line items]
Revenue	228,802,047	251,198,776	221,693,298
Operating segments [member] | Raízen | Ethanol [member]
Disclosure of operating segments [line items]
Revenue	23,521,366	25,567,836	23,312,258
Operating segments [member] | Raízen | Sugar [member]
Disclosure of operating segments [line items]
Revenue	26,535,659	38,019,072	29,070,524
Operating segments [member] | Raízen | Gasoline [Member]
Disclosure of operating segments [line items]
Revenue	67,319,586	67,097,828	66,267,702
Operating segments [member] | Raízen | Diesel [member]
Disclosure of operating segments [line items]
Revenue	92,715,916	102,834,016	90,281,586
Operating segments [member] | Raízen | Cogeneration [member]
Disclosure of operating segments [line items]
Revenue	8,863,552	7,271,246	3,724,090
Operating segments [member] | Raízen | Other [member]
Disclosure of operating segments [line items]
Revenue	9,845,968	10,408,778	9,037,138
Operating segments [member] | Compass [member]
Disclosure of operating segments [line items]
Revenue	16,604,055	18,383,448	17,767,327
Operating segments [member] | Compass [member] | Natural gas distribution [member]
Disclosure of operating segments [line items]
Revenue	14,793,540	18,383,448	17,767,327
Operating segments [member] | Compass [member] | Cogeneration [member] | Natural gas distribution [member]
Disclosure of operating segments [line items]
Revenue	300,242	511,997	710,288
Operating segments [member] | Compass [member] | Other [member] | Natural gas distribution [member]
Disclosure of operating segments [line items]
Revenue	380,491	594,472	535,735
Operating segments [member] | Compass [member] | Industrial [member] | Natural gas distribution [member]
Disclosure of operating segments [line items]
Revenue	8,514,502	11,978,851	11,411,212
Operating segments [member] | Compass [member] | Residential [member] | Natural gas distribution [member]
Disclosure of operating segments [line items]
Revenue	2,667,598	2,331,263	2,202,348
Operating segments [member] | Compass [member] | Automotive [member] | Natural gas distribution [member]
Disclosure of operating segments [line items]
Revenue	438,332	485,946	592,917
Operating segments [member] | Compass [member] | Commercial [member] | Natural gas distribution [member]
Disclosure of operating segments [line items]
Revenue	924,090	878,635	820,685
Operating segments [member] | Compass [member] | Construction revenue [member] | Natural gas distribution [member]
Disclosure of operating segments [line items]
Revenue	1,568,285	1,602,284	1,494,142
Operating segments [member] | Moove [member]
Disclosure of operating segments [line items]
Revenue	9,320,131	10,248,369	10,078,626
Operating segments [member] | Moove [member] | Finished product [member]
Disclosure of operating segments [line items]
Revenue	8,068,803	8,794,520	8,520,267
Operating segments [member] | Moove [member] | Basic oil [member]
Disclosure of operating segments [line items]
Revenue	743,454	630,349	765,408
Operating segments [member] | Moove [member] | Services [member]
Disclosure of operating segments [line items]
Revenue	507,874	823,500	792,951
Operating segments [member] | Rumo [member]
Disclosure of operating segments [line items]
Revenue	13,847,776	13,936,389	10,937,716
Operating segments [member] | Rumo [member] | North Operation [member]
Disclosure of operating segments [line items]
Revenue	11,111,826	11,096,559	8,346,314
Operating segments [member] | Rumo [member] | South Operation [member]
Disclosure of operating segments [line items]
Revenue	1,941,834	2,154,493	2,032,703
Operating segments [member] | Rumo [member] | Container Operations [member]
Disclosure of operating segments [line items]
Revenue	794,116	685,337	558,699
Operating segments [member] | Radar [member]
Disclosure of operating segments [line items]
Revenue	653,785	1,441,809	743,411
Operating segments [member] | Radar [member] | Lease and sale of lands
Disclosure of operating segments [line items]
Revenue	653,785	1,441,809	743,411
Operating segments [member] | Marketing & services [Member] | Gas commercialization [Member]
Disclosure of operating segments [line items]
Revenue	1,810,515
Unallocated amounts [member] | Cosan Corporate [member]
Disclosure of operating segments [line items]
Revenue	3,413	2,160	2,709
Deconsolidation of joint venture and eliminations [Member]
Disclosure of operating segments [line items]
Revenue	R$ (228,812,611)	R$ (251,260,209)	R$ (221,754,590)